INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Accrued Compensation	$ 102,049	$ 0
Amortization of Discount Notes Payable	99,635	0
Lease (ASC 842)	25,715	0
Deferred Revenue	1,112,807	0
Net Operating Losses	3,111,504	4,124,005
Gross deferred tax assets	4,451,710	4,124,005
Less: Valuation Allowance	(4,401,714)	(4,124,005)
Net deferred tax asset:	49,996	0
Fixed Assets	(24,281)	0
ROU Lease (ASC 842)	(25,715)	0
Trademark Amortization	(433)	0
Net deferred tax liability	(50,429)	0
Net deferred tax asset / (liability)	$ (433)	$ 0